Vanguard® International Explorer Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Australia (3.4%)
	James Hardie Industries plc NA	323,751	10,923
	Steadfast Group Ltd.	3,162,900	10,349
[1]	Bingo Industries Ltd.	3,389,068	8,289
	Iluka Resources Ltd.	1,065,317	7,766
	IPH Ltd.	1,205,400	7,168
	Ansell Ltd.	179,983	5,204
	Deterra Royalties Ltd.	1,211,532	4,162
	Charter Hall Group	346,767	4,144
	Ingenia Communities Group	944,623	4,032
	Mineral Resources Ltd.	85,442	3,953
*	Tyro Payments Ltd.	1,378,616	3,512
	AUB Group Ltd.	201,243	3,406
	Orora Ltd.	1,282,615	3,399
	Netwealth Group Ltd.	210,797	2,437
	Seven Group Holdings Ltd.	136,942	2,349
	Reliance Worldwide Corp. Ltd.	488,199	1,994
	Northern Star Resources Ltd.	214,491	1,598
*,1	Pilbara Minerals Ltd.	1,045,554	1,361
*	Nufarm Ltd.	419,333	1,330
	OZ Minerals Ltd.	71,961	1,220
	Domino's Pizza Enterprises Ltd.	13,932	1,199
	IGO Ltd.	164,654	1,123
*	Lynas Rare Earths Ltd.	199,153	1,076
*	Cleanspace Holdings Ltd.	863,931	887
	Worley Ltd.	97,083	797
	Alumina Ltd.	650,210	797
*	Bellevue Gold Ltd.	1,005,341	729
*	Whitehaven Coal Ltd.	442,399	721
	Beach Energy Ltd.	625,293	550
	Altium Ltd.	16,074	402
*	Mesoblast Ltd.	231,190	322
			97,199
Austria (0.6%)
[2]	S&T AG	326,318	8,281
*,3	BAWAG Group AG	87,674	4,981
	AT&S Austria Technologie & Systemtechnik AG	49,190	2,254
	Wienerberger AG	38,493	1,573
			17,089
Belgium (1.0%)
	Barco NV	454,981	11,366
	Recticel SA	431,213	7,106

		Shares	Market Value ($000)
	KBC Ancora	100,267	4,432
*	bpost SA	316,281	3,552
	Melexis NV	20,192	2,250
*,3	Biocartis Group NV	113,425	540
	D'ieteren Group	2,528	405
			29,651
Brazil (0.8%)
	TOTVS SA	939,300	6,377
*,3	Locaweb Servicos de Internet SA	1,286,900	6,155
*	Afya Ltd. Class A	158,700	3,650
	Boa Vista Servicos SA	1,541,100	3,430
*	Rumo SA	421,000	1,670
*	Magazine Luiza SA	256	1
			21,283
Canada (1.5%)
*	Nuvei Corp.	135,189	11,086
*	Kinaxis Inc.	49,133	6,374
*	Lightspeed POS Inc. (XTSE)	59,795	5,120
*	Real Matters Inc.	386,600	3,957
*	Docebo Inc.	55,300	3,679
*	Boat Rocker Media Inc.	596,182	3,625
*	Lightspeed POS Inc. (XNYS)	40,178	3,436
*	EcoSynthetix Inc.	642,114	3,011
[2]	Canacol Energy Ltd.	284,740	728
			41,016
China (2.5%)
	China Longyuan Power Group Corp. Ltd. Class H	3,846,000	7,202
	Haitian International Holdings Ltd.	1,935,000	7,078
[3]	A-Living Smart City Services Co. Ltd.	1,652,050	6,301
*	Zai Lab Ltd. ADR	42,602	6,161
	Li Ning Co. Ltd.	577,000	6,094
	Kingboard Holdings Ltd.	957,000	5,014
*	Chinasoft International Ltd.	2,410,700	4,322
*	Yeahka Ltd.	702,700	3,386
[3]	IMAX China Holding Inc.	2,444,300	3,380
	Ningbo Joyson Electronic Corp. Class A	843,637	3,317
*	Tongcheng-Elong Holdings Ltd.	1,458,800	3,283
*	Estun Automation Co. Ltd. Class A	536,551	3,251
*	Yihai International Holding Ltd.	452,000	2,726
	Precision Tsugami China Corp. Ltd.	1,820,820	2,552
	Minth Group Ltd.	508,000	2,148
*	Niu Technologies ADR	73,011	1,869
	Venustech Group Inc. Class A	201,000	988
*,3	Weimob Inc.	293,000	398
*	Gracell Biotechnologies Inc. ADR	24,394	303
			69,773
Czech Republic (0.1%)
*	Komercni banka A/S	38,051	1,413
Denmark (2.2%)
	Royal Unibrew A/S	184,622	25,019
*	ALK-Abello A/S Class B	25,579	12,611
	Topdanmark A/S	203,383	10,357
[3]	Netcompany Group A/S	38,829	4,797
*	Ascendis Pharma A/S ADR	40,564	4,794
*	Dfds A/S	46,210	2,552

		Shares	Market Value ($000)
*	Zealand Pharma A/S	54,694	1,658
*,1	OW Bunker A/S	1,000,000	—
			61,788
Finland (1.1%)
	Valmet OYJ	271,300	11,322
	Huhtamaki OYJ	135,900	7,238
	Kojamo OYJ	261,438	6,446
	Cargotec OYJ Class B	72,326	3,888
	Wartsila OYJ Abp	121,472	1,830
	Kemira OYJ	93,481	1,575
			32,299
France (4.7%)
	Trigano SA	100,177	21,668
	Nexans SA	159,177	15,235
	Kaufman & Broad SA	285,010	12,646
	Rubis SCA	289,858	11,628
	Orpea SA	78,600	9,981
*	JCDecaux SA	288,519	7,871
[3]	Maisons du Monde SA	288,695	6,606
	Nexity SA	121,242	6,107
*	Criteo SA ADR	146,791	5,694
*,3	Elior Group SA	783,801	5,373
[3]	Verallia SA	134,800	4,999
	Sopra Steria Group SACA	23,000	4,572
	IPSOS	97,100	4,511
*	SOITEC	15,467	3,708
	Rothschild & Co.	68,070	2,548
	Mercialys SA	204,031	2,472
	Faurecia SE	48,652	2,171
	Vicat SA	29,281	1,476
*	ESI Group	17,997	1,238
*	Cellectis SA	69,272	918
	Imerys SA	16,289	755
*	Cellectis SA ADR	25,800	334
			132,511
Germany (6.3%)
[3]	Befesa SA	352,199	27,653
	Gerresheimer AG	181,105	18,910
	Stabilus SA	237,369	18,844
[2]	Aroundtown SA	2,064,431	16,159
	Dermapharm Holding SE	192,619	15,408
*	HelloFresh SE	135,432	12,695
	New Work SE	41,623	12,509
*	Hypoport SE	15,247	9,187
*	CTS Eventim AG & Co. KGaA	104,885	7,126
*	Cherry AG	172,281	6,564
*,3	Montana Aerospace AG	159,110	6,060
	Knorr-Bremse AG	49,020	5,551
	Stemmer Imaging AG	121,118	3,957
	STRATEC SE	20,685	3,210
	Bertrandt AG	50,742	3,001
*	Friedrich Vorwerk Group SE	50,000	2,606
	Aurubis AG	23,710	2,401
	Rheinmetall AG	24,602	2,361
*	Jumia Technologies AG ADR	83,077	1,816
*,2,3	Aumann AG	42,580	951
*	thyssenkrupp AG	89,389	891

		Shares	Market Value ($000)
	Hamburger Hafen und Logistik AG	13,821	328
			178,188
Greece (0.2%)
	Hellenic Telecommunications Organization SA	307,287	5,608
Hong Kong (2.2%)
	Kerry Properties Ltd.	3,657,000	10,800
	Johnson Electric Holdings Ltd.	3,630,125	8,508
	Techtronic Industries Co. Ltd.	424,500	7,570
	ASM Pacific Technology Ltd.	528,900	6,819
	Hang Lung Properties Ltd.	2,192,000	5,674
	Dah Sing Financial Holdings Ltd.	1,713,200	5,400
*	Mandarin Oriental International Ltd.	1,750,800	3,537
	SUNeVision Holdings Ltd.	3,227,000	3,405
	Kerry Logistics Network Ltd.	1,111,500	3,312
	HKBN Ltd.	2,434,500	2,835
[3]	Crystal International Group Ltd.	5,465,500	2,196
*	Hypebeast Ltd.	6,015,000	838
*	Hutchmed China Ltd. ADR	19,745	830
			61,724
Iceland (0.4%)
[3]	Marel HF	1,439,695	10,823
India (1.2%)
	Apollo Hospitals Enterprise Ltd.	205,037	11,129
	Gujarat Pipavav Port Ltd.	6,724,221	10,027
*	Oberoi Realty Ltd.	521,602	4,709
*,3	Endurance Technologies Ltd.	200,645	4,674
	Alembic Pharmaceuticals Ltd.	308,301	3,265
			33,804
Ireland (1.2%)
*	Dalata Hotel Group plc	3,425,282	15,663
	Smurfit Kappa Group plc	150,743	8,504
	Kingspan Group plc	51,526	5,603
*	AIB Group plc	1,026,970	2,522
*	Bank of Ireland Group plc	304,948	1,618
			33,910
Israel (0.4%)
	Maytronics Ltd.	280,454	6,100
*	Melisron Ltd.	63,764	4,702
[2]	Caesarstone Ltd.	133,452	1,771
			12,573
Italy (5.2%)
	Reply SpA	131,517	23,511
*	Banca Generali SpA	362,487	15,038
	Interpump Group SpA	236,687	14,795
	Recordati Industria Chimica e Farmaceutica SpA	209,230	12,941
[3]	doValue SpA	1,075,822	12,333
*	Brunello Cucinelli SpA	175,153	10,850
	Moncler SpA	143,906	9,884
*	FinecoBank Banca Fineco SpA	491,500	8,801
	Amplifon SpA	135,400	6,687
*,2,3	OVS SpA	2,840,132	5,838
	PRADA SpA	687,300	5,385
	Italgas SpA	696,441	4,714
*	Salvatore Ferragamo SpA	189,174	3,773
[3]	Technogym SpA	267,616	3,451

		Shares	Market Value ($000)
	Tamburi Investment Partners SpA	349,334	3,417
	Buzzi Unicem SpA	91,814	2,427
*	Stevanato Group SpA	74,489	1,504
*,3	Enav SpA	281,381	1,301
*,2	Saipem SpA	272,181	624
			147,274
Japan (20.3%)
	Nippon Shinyaku Co. Ltd.	219,000	16,476
	Kobe Bussan Co. Ltd.	480,300	16,172
	GMO internet Inc.	445,700	11,752
	Musashi Seimitsu Industry Co. Ltd.	529,700	11,012
	Trusco Nakayama Corp.	387,800	10,251
	Digital Garage Inc.	243,500	10,108
	Sugi Holdings Co. Ltd.	132,300	9,763
	Fuji Corp.	409,500	9,637
	Aica Kogyo Co. Ltd.	268,800	9,498
	SBI Holdings Inc.	381,100	9,123
	Horiba Ltd.	129,500	8,901
	Katitas Co. Ltd.	296,000	8,829
	Disco Corp.	30,000	8,567
	Nifco Inc.	254,400	8,455
	Ai Holdings Corp.	447,400	8,353
	Nabtesco Corp.	212,800	8,060
	Outsourcing Inc.	418,900	8,018
	Kakaku.com Inc.	285,700	7,797
	Asahi Holdings Inc.	394,100	7,794
	NEC Networks & System Integration Corp.	433,400	7,686
*	Raksul Inc.	158,400	7,470
	Sumitomo Forestry Co. Ltd.	385,700	7,297
	Koito Manufacturing Co. Ltd.	117,800	7,209
	Pola Orbis Holdings Inc.	301,100	7,198
	KOMEDA Holdings Co. Ltd.	380,000	7,124
	Kureha Corp.	107,500	7,067
	Tsuruha Holdings Inc.	59,700	7,048
	Elecom Co. Ltd.	394,300	6,942
	Menicon Co. Ltd.	94,000	6,871
	Daibiru Corp.	528,600	6,753
	Zenkoku Hosho Co. Ltd.	147,600	6,697
	FP Corp.	173,800	6,691
	Asics Corp.	287,800	6,356
	OBIC Business Consultants Co. Ltd.	120,700	6,178
	Hakuhodo DY Holdings Inc.	401,200	6,102
	Daifuku Co. Ltd.	66,200	5,932
	Dip Corp.	200,400	5,861
	Fukushima Galilei Co. Ltd.	141,900	5,853
*	Bengo4.com Inc.	77,300	5,836
	Nippon Densetsu Kogyo Co. Ltd.	320,100	5,602
	Daiseki Co. Ltd.	121,000	5,601
	Toyo Gosei Co. Ltd.	49,100	5,415
	Asahi Intecc Co. Ltd.	186,606	5,056
	Megachips Corp.	170,600	5,048
	Systena Corp.	270,000	5,004
	Food & Life Cos. Ltd.	121,800	4,963
	Mani Inc.	232,100	4,954
	As One Corp.	35,700	4,850
	Comforia Residential REIT Inc.	1,474	4,710
	Tsugami Corp.	327,800	4,644
	Tokyo Tatemono Co. Ltd.	306,300	4,608

		Shares	Market Value ($000)
	Open House Co. Ltd.	90,700	4,586
	Kadokawa Corp.	117,300	4,580
	Tri Chemical Laboratories Inc.	163,000	4,518
*	WealthNavi Inc.	114,700	4,470
	Rorze Corp.	57,500	4,437
	Nittoku Co. Ltd.	123,700	4,334
*	Sansan Inc.	52,940	4,329
	Sundrug Co. Ltd.	132,100	4,288
[2]	Obara Group Inc.	119,100	4,262
	Ryohin Keikaku Co. Ltd.	206,300	4,185
*	Oisix ra daichi Inc.	115,400	4,103
	Fukuoka Financial Group Inc.	237,900	4,010
	MINEBEA MITSUMI Inc.	147,400	3,980
*,2	SRE Holdings Corp.	66,000	3,949
	Nomura Real Estate Holdings Inc.	155,800	3,863
	Heiwa Real Estate Co. Ltd.	106,500	3,843
	Amada Co. Ltd.	358,400	3,684
	Frontier Real Estate Investment Corp.	793	3,677
*	Freee KK	42,800	3,674
	Bank of Kyoto Ltd.	80,600	3,471
	THK Co. Ltd.	117,800	3,375
	Taiyo Yuden Co. Ltd.	63,100	3,238
[2]	Tokyo Ohka Kogyo Co. Ltd.	49,680	3,220
	Glory Ltd.	146,400	3,146
	SUMCO Corp.	132,500	3,065
	eGuarantee Inc.	140,800	3,015
*	giftee Inc.	97,300	3,010
*,2	Demae-Can Co. Ltd.	248,900	2,951
*,2	Lifenet Insurance Co.	278,300	2,875
	Nippon Thompson Co. Ltd.	468,900	2,842
	Nichirei Corp.	100,400	2,747
	Kissei Pharmaceutical Co. Ltd.	133,200	2,740
	Ushio Inc.	152,100	2,726
*	MedPeer Inc.	73,300	2,691
	Kintetsu World Express Inc.	110,100	2,683
	Infomart Corp.	316,900	2,615
	Kitanotatsujin Corp.	529,700	2,612
*	JMDC Inc.	50,600	2,594
	Link & Motivation Inc.	316,000	2,542
	Fancl Corp.	71,000	2,257
	Shinko Electric Industries Co. Ltd.	63,148	2,146
	Ibiden Co. Ltd.	38,700	2,050
	Iriso Electronics Co. Ltd.	41,700	1,992
	COLOPL Inc.	273,500	1,992
	Ito En Ltd.	33,700	1,988
*	Japan Airport Terminal Co. Ltd.	45,900	1,984
	DMG Mori Co. Ltd.	118,500	1,852
	Itoham Yonekyu Holdings Inc.	276,800	1,841
*	GA Technologies Co. Ltd.	102,000	1,784
	Sato Holdings Corp.	69,600	1,778
	Hitachi Transport System Ltd.	43,400	1,739
	NET One Systems Co. Ltd.	49,800	1,708
	Hino Motors Ltd.	193,900	1,700
	KH Neochem Co. Ltd.	70,100	1,658
	Jeol Ltd.	25,100	1,632
	Optex Group Co. Ltd.	103,300	1,593
*	Istyle Inc.	368,500	1,489
*	HEALIOS KK	94,500	1,422

		Shares	Market Value ($000)
*	Money Forward Inc.	22,505	1,387
	Ichiyoshi Securities Co. Ltd.	249,600	1,374
	JSR Corp.	40,200	1,348
	Locondo Inc.	100,000	1,320
	Anicom Holdings Inc.	152,600	1,204
	Inter Action Corp.	54,200	1,200
*	Uzabase Inc.	56,900	1,194
	Square Enix Holdings Co. Ltd.	22,200	1,152
	Fukuyama Transporting Co. Ltd.	29,300	1,100
	Kamakura Shinsho Ltd.	119,200	1,077
	Nikkon Holdings Co. Ltd.	47,800	1,053
	Comture Corp.	43,939	946
	Daikyonishikawa Corp.	145,600	939
	TechMatrix Corp.	47,500	749
	Aruhi Corp.	58,000	734
	Mitsubishi Materials Corp.	33,500	699
	Kagome Co. Ltd.	26,800	688
*,2	Hennge KK	23,100	686
*,2	Chatwork Co. Ltd.	69,900	645
	Japan Petroleum Exploration Co. Ltd.	36,100	600
	Ichikoh Industries Ltd.	69,300	465
	CyberAgent Inc.	21,400	385
*	Coconala Inc.	19,300	303
	BayCurrent Consulting Inc.	500	199
			576,174
Luxembourg (0.1%)
[2]	Addiko Bank AG	201,248	3,399
*	Arrival SA	31,336	403
			3,802
Malaysia (0.0%)
	Inari Amertron Bhd.	1,579,600	1,248
Mexico (0.3%)
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	369,550	4,250
	Corp. Inmobiliaria Vesta SAB de CV	1,976,800	3,883
			8,133
Netherlands (3.3%)
	BE Semiconductor Industries NV	274,993	24,133
	ASM International NV	54,727	19,423
	TKH Group NV NA	198,390	10,547
	IMCD NV	54,922	9,516
*	AerCap Holdings NV	156,353	8,287
*,3	Basic-Fit NV	148,973	6,886
	SIF Holding NV	267,284	4,473
*,2,3	DP Eurasia NV	2,799,761	2,884
	Corbion NV	49,867	2,730
	Boskalis Westminster	68,473	2,155
*	Merus NV	108,474	1,866
*,2	ProQR Therapeutics NV	146,867	768
	SBM Offshore NV	46,763	679
			94,347
New Zealand (0.5%)
*	Xero Ltd.	88,145	9,145
*	Pushpay Holdings Ltd.	3,011,000	3,570
	Fletcher Building Ltd.	196,805	1,048
			13,763

		Shares	Market Value ($000)
Norway (1.4%)
	Borregaard ASA	718,334	18,687
	TOMRA Systems ASA	125,799	7,270
*	Pexip Holding ASA	411,500	3,385
	Salmar ASA	41,322	2,741
*	LINK Mobility Group Holding ASA	595,200	2,202
	Bakkafrost P/F	18,786	1,596
	Kongsberg Gruppen ASA	52,111	1,493
*	Aker Solutions ASA	665,102	1,265
	Sparebanken More	27,260	1,182
			39,821
Other (0.3%)
	iShares MSCI EAFE Small-Cap ETF	101,203	7,635
Philippines (0.3%)
	Wilcon Depot Inc.	13,519,400	5,957
*	Bloomberry Resorts Corp.	9,223,500	1,048
			7,005
Russia (0.0%)
*,2	Ozon Holdings plc ADR	12,639	660
Singapore (0.2%)
	Venture Corp. Ltd.	281,200	3,944
	Jardine Cycle & Carriage Ltd.	71,700	1,085
			5,029
South Korea (1.6%)
	Koh Young Technology Inc.	430,311	9,153
	Douzone Bizon Co. Ltd.	101,696	7,405
*	NHN KCP Corp.	108,949	4,997
	PI Advanced Materials Co. Ltd.	95,412	4,438
	Park Systems Corp.	32,910	3,658
	Hanon Systems	262,253	3,566
	Tokai Carbon Korea Co. Ltd.	17,500	2,967
	Medytox Inc.	14,524	2,556
*,3	SK IE Technology Co. Ltd.	9,000	1,764
*	Cafe24 Corp.	61,308	1,694
	SNT Motiv Co. Ltd.	31,401	1,679
*	Genexine Inc.	14,229	1,037
			44,914
Spain (1.8%)
	Fluidra SA	310,209	12,575
	Prosegur Cia de Seguridad SA	3,020,755	10,320
	CIE Automotive SA	336,457	10,031
	Acciona SA	31,284	4,796
	Bankinter SA	872,617	4,767
	Viscofan SA	41,574	2,887
*	Melia Hotels International SA	330,980	2,284
	Ebro Foods SA	111,630	2,265
*	Arima Real Estate SOCIMI SA	165,708	1,906
			51,831
Sweden (6.2%)
	Arjo AB Class B	1,382,221	17,460
*	Embracer Group AB Class B	612,245	15,846
	Loomis AB Class B	461,529	15,475
*	Nordic Entertainment Group AB Class B	267,700	14,295
	Avanza Bank Holding AB	388,813	12,593
	Nordnet AB publ	731,200	11,790

		Shares	Market Value ($000)
	Trelleborg AB Class B	426,700	10,548
	AddTech AB Class B	493,969	10,278
[3]	Thule Group AB	160,144	8,086
	Sweco AB Class B	443,837	7,097
	Catena AB	107,441	6,443
*	Cint Group AB	423,606	5,657
	BillerudKorsnas AB	228,176	4,936
	HMS Networks AB	94,751	4,448
	Cellavision AB	68,765	3,622
*	Stillfront Group AB	434,300	3,312
	Indutrade AB	82,670	2,697
*	VNV Global AB	196,693	2,375
*	Xvivo Perfusion AB	42,697	2,244
	Paradox Interactive AB	106,148	2,136
*	SkiStar AB	111,861	2,090
	INVISIO AB	95,268	1,972
	Beijer Ref AB Class B	75,287	1,590
	Saab AB Class B	51,445	1,561
*	Storytel AB	55,643	1,441
*	SSAB AB Class A	236,691	1,352
*	Bactiguard Holding AB Class B	54,920	1,223
*	Surgical Science Sweden AB	34,594	1,103
	Nolato AB Class B	85,602	950
	Peab AB Class B	74,029	863
*	Hemnet Group AB	13,689	295
			175,778
Switzerland (3.7%)
	Julius Baer Group Ltd.	291,778	19,258
	Comet Holding AG (Registered)	55,056	18,028
*	SIG Combibloc Group AG	502,971	14,841
	Straumann Holding AG (Registered)	5,157	9,561
	Tecan Group AG (Registered)	12,429	7,167
*	Siegfried Holding AG (Registered)	6,811	6,892
[3]	VAT Group AG	16,305	6,401
*,3	PolyPeptide Group AG	46,823	5,104
*	Dufry AG (Registered)	91,976	4,866
*,3	Sensirion Holding AG	45,675	4,451
	Bossard Holding AG (Registered) Class A	11,821	3,829
*	Zur Rose Group AG	9,100	3,384
*	u-blox Holding AG	13,496	1,065
*	Implenia AG (Registered)	29,121	773
			105,620
Taiwan (3.9%)
	ASPEED Technology Inc.	159,000	12,806
	Chroma ATE Inc.	1,586,694	11,177
	Airtac International Group	345,000	11,149
*	Accton Technology Corp.	756,903	8,861
	Voltronic Power Technology Corp.	163,252	7,955
	Nien Made Enterprise Co. Ltd.	459,000	7,706
	Giant Manufacturing Co. Ltd.	568,000	6,541
	momo.com Inc.	103,710	5,791
	Formosa Sumco Technology Corp.	815,315	5,504
*	Vanguard International Semiconductor Corp.	1,202,000	4,980
	Sino-American Silicon Products Inc.	693,000	4,701
	Realtek Semiconductor Corp.	220,248	4,650
	Delta Electronics Inc.	395,000	4,070
	Global Unichip Corp.	272,000	4,031

		Shares	Market Value ($000)
	Chang Wah Technology Co. Ltd.	711,000	2,587
	Parade Technologies Ltd.	40,000	2,456
	Hiwin Technologies Corp.	203,845	2,346
	TCI Co. Ltd.	168,000	1,966
	Advanced Wireless Semiconductor Co.	277,000	1,633
	Ennoconn Corp.	422	3
			110,913
Turkey (0.2%)
*	D-MARKET Elektronik Hizmetler ve Ticaret A/S ADR	516,192	6,798
United Kingdom (17.1%)
	Rotork plc	4,191,120	21,017
	Spectris plc	346,546	17,201
	St. James's Place plc	779,700	17,178
	Intermediate Capital Group plc	536,278	16,161
	Electrocomponents plc	1,028,800	14,535
	Future plc	256,700	12,297
	Bodycote plc	926,900	11,624
	Lancashire Holdings Ltd.	1,247,902	11,044
	HomeServe plc	837,100	10,861
	Safestore Holdings plc	715,885	10,504
	Dechra Pharmaceuticals plc	150,000	10,359
*,3	Auto Trader Group plc	1,087,200	9,850
[3]	Avast plc	1,140,000	9,187
	Dunelm Group plc	490,000	9,028
	IMI plc	361,449	8,843
*	Keywords Studios plc	216,135	8,794
	Genuit Group plc	984,034	8,736
	Cranswick plc	149,560	8,403
	Savills plc	483,746	7,726
	Spirent Communications plc	2,187,500	7,723
	UNITE Group plc	466,537	7,509
	QinetiQ Group plc	1,634,235	7,472
	Pets at Home Group plc	1,150,000	7,471
	Workspace Group plc	621,628	7,446
*	Restaurant Group plc	4,653,692	7,423
	Segro plc	435,000	7,353
	Sanne Group plc	574,358	6,731
	Halma plc	160,000	6,423
	RWS Holdings plc	808,700	6,365
	Melrose Industries plc	2,838,400	6,308
	Softcat plc	232,340	6,244
*	SSP Group plc	1,629,382	5,909
	Howden Joinery Group plc	437,400	5,451
[3]	ConvaTec Group plc	1,633,818	5,380
*	Beazley plc	982,208	5,347
	LondonMetric Property plc	1,510,000	5,217
*,3	Network International Holdings plc	1,099,171	5,205
*	Abcam plc	275,101	5,201
	Games Workshop Group plc	32,550	5,143
	Vistry Group plc	300,000	4,972
*	Victoria plc	339,064	4,953
	FDM Group Holdings plc	281,467	4,633
	AJ Bell plc	768,857	4,489
	Redrow plc	489,990	4,378
*	Weir Group plc	180,000	4,334
	Keller Group plc	350,520	4,291
*,3	Bridgepoint Group Ltd.	622,176	4,194

			Shares	Market Value ($000)
*		Naked Wines plc	336,866	4,110
		Renishaw plc	54,000	3,841
*		easyJet plc	326,695	3,833
		Pennon Group plc	211,287	3,749
		Smart Metering Systems plc	297,668	3,734
		IG Group Holdings plc	300,000	3,717
*		IWG plc	835,000	3,638
*,3		Trainline plc	769,890	3,630
*		Hyve Group plc	1,966,625	3,596
*		Conduit Holdings Ltd.	507,900	3,585
		NCC Group plc	780,000	3,410
		B&M European Value Retail SA	441,572	3,393
		Ninety One plc	1,031,042	3,257
*		FD Technologies plc	99,510	3,237
		Telecom Plus plc	227,000	3,233
		Synthomer plc	434,656	3,197
*		Team17 Group plc	258,858	3,130
		Tate & Lyle plc	299,080	3,068
		Grainger plc	700,000	2,944
*		Draper Esprit plc	205,428	2,857
*		Greggs plc	59,862	2,294
		Alpha FX Group plc	96,668	2,259
*		National Express Group plc	557,171	2,106
*		Wise plc Class A	150,000	2,045
		Grafton Group plc	113,577	2,026
*		Travis Perkins plc	76,114	1,800
*		Meggitt plc	274,748	1,791
*		Hotel Chocolat Group plc	277,550	1,391
		Balfour Beatty plc	325,579	1,371
		Centamin plc	872,547	1,299
		dotdigital group plc	376,924	1,299
		Ultra Electronics Holdings plc	29,350	1,292
*		Allfunds Group plc	66,321	1,169
[3]		John Laing Group plc	196,365	1,094
		Ferrexpo plc	156,330	1,045
		Britvic plc	67,717	916
		Domino's Pizza Group plc	155,161	904
		Marshalls plc	88,937	902
		Subsea 7 SA	74,618	597
		Cairn Energy plc	256,218	454
*		Immunocore Holdings plc ADR	4,800	157
*		Freeline Therapeutics Holdings plc ADR	8,986	43
				484,326
United States (0.2%)
		Patria Investments Ltd. Class A	352,660	5,519
*,2		UroGen Pharma Ltd.	64,390	998
*		Kosmos Energy Ltd.	189,382	438
				6,955
Total Common Stocks (Cost $1,988,284)				2,732,678
		Coupon
Temporary Cash Investments (3.9%)
Money Market Fund (3.6%)
[4,5]	Vanguard Market Liquidity Fund	0.064%	1,031,622	103,162

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.3%)
Goldman Sachs & Co. (Dated 7/30/21 Repurchase Value $7,200,000 collateralized by Fannie Mae 2.500%-6.000%, 3/1/23-8/1/50, Freddie Mac 2.500%-6.500%, 10/1/26-10/1/49 and Ginnie Mae 6.000%, 8/15/23 with a value of $7,344,000)	0.050%	8/2/21	7,200	7,200
Total Temporary Cash Investments (Cost $110,356)				110,362
Total Investments (100.3%) (Cost $2,098,640)				2,843,040
Other Assets and Liabilities—Net (-0.3%)				(7,174)
Net Assets (100%)				2,835,866
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,478,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $192,926,000, representing 6.8% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $21,528,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2021	399	46,272	(218)
MSCI Emerging Market Index	September 2021	234	14,949	(571)
				(789)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at July 31, 2021.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	132,617	2,590,411	9,650	2,732,678
Temporary Cash Investments	103,162	7,200	—	110,362
Total	235,779	2,597,611	9,650	2,843,040

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	789	—	—	789
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.